Impact of Restatement on Consolidated Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 As Reported	Sep. 30, 2013 Adjustment	Dec. 31, 2012 Adjustment
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Property and equipment, net	$ 28,812	$ 27,444	$ 20,456			$ 14,150	$ 6,300	$ 6,306
Total assets	132,042	139,611	58,226			51,921		6,305
Financing and capital lease obligations, current portion	3,324	4,288	1,228			1,171	60	57
Total current liabilities	41,189	41,894	28,981			28,924	60	57
Financing and capital lease obligations, net of current portion	15,126	14,263	9,589			550	9,000	9,039
Other non-current liabilities	1,528	1,202	871			2,301	(1,400)	(1,430)
Total liabilities	131,783	128,179	89,357			81,691	7,700	7,666
Accumulated deficit	(215,481)	(203,079)	(172,718)			(171,357)	(1,400)	(1,361)
Total stockholders' equity (deficit)	259	11,432	(166,609)	(152,445)	(137,569)	(165,248)	(1,400)	(1,361)
Total liabilities, redeemable convertible preferred stock and stockholders' equity (deficit)	$ 132,042	$ 139,611	$ 58,226			$ 51,921	$ 6,300	$ 6,305